Equity - Other comprehensive income, items not reclassified to profit or loss - Actuarial gains or losses on defined benefit benefit pension plans (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Items not reclassified to profit or loss
Decrease (increase) in actuarial losses	€ (402)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	120
UK
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (182)
Discount rates	5.28%	4.88%
Brazil
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (134)
Brazil | Main Pension Plan
Items not reclassified to profit or loss
Discount rates	8.71%	9.44%
Brazil | Main Medical Plan
Items not reclassified to profit or loss
Discount rates	8.73%	9.46%
Portugal
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ 21
Spain
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ 13
Discount rates	4.00%	3.80%